Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2020	$ 861,890	$ 28,278	$ (164,124)	$ (746,313)	$ (20,269)	$ 16,126	$ (4,143)
Beginning Balance (Shares) at Aug. 31, 2020							64,095,073
Stock based compensation		358			358		$ 358
Restricted share units redeemed	111	(111)
Restricted share units redeemed (Shares)							44,568
Share issuance - financing	14,431				14,431		$ 14,431
Share issuance - financing (Shares)							6,586,976
Share issuance costs	(592)				(592)		$ (592)
Contributions of Waterberg JV Co.				(33)	(33)	118	85
Foreign currency translation adjustment			3,150		3,150		3,150
Net loss for the period				(2,564)	(2,564)		(2,564)
Ending Balance at Nov. 30, 2020	875,840	28,525	(160,974)	(748,910)	(5,519)	16,244	$ 10,725
Ending Balance (Shares) at Nov. 30, 2020							70,726,617
Stock based compensation		2,563			2,563		$ 2,563
Restricted share units redeemed	78	(170)			(92)		$ (92)
Restricted share units redeemed (Shares)							77,100
Share options exercised	2,301	(816)			1,485		$ 1,485
Share options exercised (Shares)							843,543
Share issuance - financing	13,518				13,518		$ 13,518
Share issuance - financing (Shares)							3,623,866
Share issuance costs	(954)				(954)		$ (954)
Contributions of Waterberg JV Co.				(362)	(362)	1,341	979
Foreign currency translation adjustment			1,748		1,748		1,748
Net loss for the period				(10,499)	(10,499)		(10,499)
Ending Balance at Aug. 31, 2021	890,783	30,102	(159,226)	(759,771)	1,888	17,585	$ 19,473
Ending Balance (Shares) at Aug. 31, 2021							75,271,126
Stock based compensation		1,001			1,001		$ 1,001
Restricted share units redeemed	34	(34)
Restricted share units redeemed (Shares)							11,000
Share options exercised	31	(11)			20		$ 20
Share options exercised (Shares)							10,000
Share issuance - financing	11,986				11,986		$ 11,986
Share issuance - financing (Shares)							4,567,790
Share issuance costs	(354)				(354)		$ (354)
Contributions of Waterberg JV Co.				(152)	(152)	586	434
Foreign currency translation adjustment			(3,723)		(3,723)		(3,723)
Net loss for the period				(3,316)	(3,316)		(3,316)
Ending Balance at Nov. 30, 2021	$ 902,480	$ 31,058	$ (162,949)	$ (763,239)	$ 7,350	$ 18,171	$ 25,521
Ending Balance (Shares) at Nov. 30, 2021							79,859,916